                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

January 30, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Tremont Market Neutral Fund, LLC
           File No. 811-10537
           EDGAR Filing of Schedule TO

To the Securities and Exchange Commission:

      An electronic  ("EDGAR")  filing is hereby made of a issuer Tender Offer
Statement on Schedule TO,  pursuant to Rule 13e-4 of the  Securities  Exchange
Act of 1934, on behalf of  Oppenheimer  Tremont  Market Neutral Fund, LLC (the
"Fund")  in  connection  with an offer by the Fund to  purchase  approximately
$15,734,731  of  interests  in  the  Fund  on the  terms  and  subject  to the
conditions   set  forth  in  the   Repurchase   Offer  Notice  and  Letter  to
Shareholders  regarding the  Repurchase  Offer.  Please deduct  $1,851.98 from the Fund's  account  for  payment of the filing  fee.  The  account  number is
910-8739.

      Please forward any comments you may have to Nancy Vann at  212.323.5089.
Thank you.

                                    Sincerely,

                                    /s/ Taylor V. Edwards
                                    ------------------------------------------
                                    Taylor V. Edwards
                                    Assistant Vice President & Assistant
                                        Counsel
                                    Phone: 212. 323.0310
                                    tedwards@oppenheimerfunds.com

Attachment

cc:  Mayer, Brown, Rowe & Maw, LLP
     Ernst & Young, LLP
     Nancy Vann, Esq.